Segment Information	6 Months Ended
Jun. 30, 2016
Segment Information [Abstract]
Segment Information
Note 4 – Segment Information

The basis of segmentation, the measurement basis for the segment profit or loss and the accounting policies of segments information are the same as that presented in Note 17 to the annual financial statements.

The Company does not allocate any assets to segments and, therefore, no amount of assets is reported to management and disclosed in the financial information for segments. Selected operating results information for each business segment was as follows:

	Revenues		Income (loss) from operations
	Six months ended June 30,		Six months ended June 30,
	2016	2015	2016	2015
	U.S. Dollars (in thousands)		U.S. Dollars (in thousands)
PCB	15,206	15,932	(2,109)	(1,348)
Microelectronics	36,532	31,230	7,203	6,532
Total	51,738	47,162	5,094	5,184

The reconciliation of segment operating results information to the Company’s consolidated financial information was as follows:

	Six months ended June 30,
	2016	2015
	U.S. Dollars (in thousands)
Income from operations	5,094	5,184
Unallocated general and administrative expenses	2,786	2,834
Share-based compensation expenses	201	119
Financial expenses	367	1,040

Consolidated income before taxes	1,740	1,191

	Revenues			Income (loss) from operations
	Three months ended June 30,		Year ended December 31,	Three months ended June 30,		Year ended December 31
	2016	2015	2015	2016	2015	2015
	U.S. Dollars (in thousands)			U.S. Dollars (in thousands)
PCB	7,520	8,510	30,138	(817)	(966)	(5,902)
Microelectronics	19,760	16,902	69,137	4,128	3,457	(2,671)
Total	27,280	25,412	99,275	3,311	2,491	(8,573)

The reconciliation of segment operating results information to the Company’s consolidated financial information was as follows:

	Three months ended June 30,		Year ended December 31
	2016	2015	2015
	U.S. Dollars (in thousands)
Income (loss) from operations	3,311	2,491	(8,573)
Unallocated general and administrative expenses	1,454	1,342	1,216
Share-based compensation expenses	122	56	270
Financial expenses	135	193	1,877

Consolidated income (loss) before taxes	1,600	900	(11,936)

Substantially all fixed assets are located in Israel and substantially all revenues are derived from shipments to other countries. Revenues are attributable to geographic areas/countries based upon the destination of shipment of products and related services as follows:

	Six months ended June 30,		Year ended December 31,
	2016	2015	2015
	U.S. Dollars (in thousands)
Taiwan	16,889	7,901	24,854
China and Hong Kong	16,325	15,294	30,158
Korea	5,966	6,384	13,208
Asia- Other	5,273	4,322	7,836
United States	3,860	5,059	10,219
Japan	2,062	4,171	7,035
Western Europe	1,363	3,481	5,380
Rest of the world	-	550	585

	51,738	47,162	99,275